Fair Value Measurements - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financial assets:
Current derivative assets	$ 1,981	$ 4,621
Non-current derivative assets	914	11,667
Financial liabilities:
Current derivative liabilities	426	1,740
Non-current derivative liabilities	5,314	345
Carrying Amount
Financial assets:
Cash and cash equivalents	42,429	41,712
Financial liabilities:
Long-term debt, current and non-current	1,045,686	1,087,347
Fair Value
Financial assets:
Cash and cash equivalents	42,429	41,712
Financial liabilities:
Long-term debt, current and non-current	1,045,686	1,087,347
Foreign Exchange Forward Contracts | Carrying Amount
Financial assets:
Current derivative assets	125
Financial liabilities:
Current derivative liabilities	294	1,740
Foreign Exchange Forward Contracts | Fair Value
Financial assets:
Current derivative assets	125
Financial liabilities:
Current derivative liabilities	294	1,740
Interest Rate Swap Contracts | Carrying Amount
Financial assets:
Current derivative assets	1,856	4,621
Non-current derivative assets	914	11,667
Financial liabilities:
Current derivative liabilities	132
Non-current derivative liabilities	5,314	345
Interest Rate Swap Contracts | Fair Value
Financial assets:
Current derivative assets	1,856	4,621
Non-current derivative assets	914	11,667
Financial liabilities:
Current derivative liabilities	132
Non-current derivative liabilities	5,314	345
Quoted Price in Active Markets for Identical Assets (Level 1) | Fair Value
Financial assets:
Cash and cash equivalents	42,429	41,712
Significant Other Observable Inputs (Level 2) | Fair Value
Financial liabilities:
Long-term debt, current and non-current	1,045,686	1,087,347
Significant Other Observable Inputs (Level 2) | Foreign Exchange Forward Contracts | Fair Value
Financial assets:
Current derivative assets	125
Financial liabilities:
Current derivative liabilities	294	1,740
Significant Other Observable Inputs (Level 2) | Interest Rate Swap Contracts | Fair Value
Financial assets:
Current derivative assets	1,856	4,621
Non-current derivative assets	914	11,667
Financial liabilities:
Current derivative liabilities	132
Non-current derivative liabilities	$ 5,314	$ 345